Accounts Payables	12 Months Ended
Dec. 31, 2025
Accounts Payables [Abstract]
ACCOUNTS PAYABLES	13. ACCOUNTS PAYABLES
	As of December 31,
	2024	2025
	RMB	RMB	USD
Service fees payable	70,690	74,485	10,651
Total	70,690	74,485	10,651